UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04492
MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
July 31*
Date of reporting period:
January 31, 2026
*This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Emerging Markets
Debt Fund
Class A-MEDAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$55	1.05%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDA-SEM

MFS® Emerging Markets
Debt Fund
Class B-MEDBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$94	1.80%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDB-SEM

MFS® Emerging Markets
Debt Fund
Class C-MEDCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$94	1.80%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDC-SEM

MFS® Emerging Markets
Debt Fund
Class I-MEDIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$42	0.80%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDI-SEM

MFS® Emerging Markets
Debt Fund
Class R1-MEDDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$94	1.80%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDR1-SEM

MFS® Emerging Markets
Debt Fund
Class R2-MEDEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$68	1.30%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDR2-SEM

MFS® Emerging Markets
Debt Fund
Class R3-MEDFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$55	1.05%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDR3-SEM

MFS® Emerging Markets
Debt Fund
Class R4-MEDGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$42	0.80%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDR4-SEM

MFS® Emerging Markets
Debt Fund
Class R6-MEDHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$36	0.69%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	7,581,382,666	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	469	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Equities	0.0%
Issuer country weightings
Mexico	5.9%
United States	5.6%
Chile	4.5%
Saudi Arabia	4.3%
Argentina	3.7%
India	3.6%
Romania	3.5%
Colombia	3.5%
Turkey	3.5%
Other Countries	61.9%
Composition including fixed income credit
quality
AA	2.7%
A	11.2%
BBB	29.3%
BB	30.1%
B	12.5%
CCC	7.6%
C	0.7%
U.S. Government	1.5%
Not Rated	0.4%
Non-Fixed Income	0.0%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMDR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Emerging Markets Debt Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Debt Fund
Portfolio of Investments − 1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Bonds – 96.0%
Angola – 1.6%
Azule Energy Finance PLC, 8.125%, 1/23/2030	$6,199,000	$6,271,953
Azule Energy Finance PLC, 8.25%, 1/22/2031 (n)	12,028,000	12,064,148
Azule Energy Finance PLC, 8.625%, 1/22/2033 (n)	13,669,000	13,658,013
Republic of Angola, 9.244%, 1/15/2031 (n)	16,234,000	16,335,839
Republic of Angola, 9.375%, 5/08/2048	8,638,000	7,678,137
Republic of Angola, 9.125%, 11/26/2049	43,926,000	38,019,568
Sonangol Finance Ltd. (Republic of Angola), 10%, 1/29/2031 (n)	25,331,000	25,028,041
		$119,055,699
Argentina – 3.7%
City of Buenos Aires, 7.8%, 11/26/2033 (n)	$11,206,000	$11,484,805
Province of Córdoba, 8.6%, 2/03/2035 (n)(w)	18,441,000	18,075,381
Republic of Argentina, 8.1%, 12/11/2034 (n)	16,782,000	16,338,116
Republic of Argentina, 4.125%, 7/09/2035	103,189,000	79,816,692
Republic of Argentina, 5%, 1/09/2038	95,770,000	77,046,965
Republic of Argentina, 3.5%, 7/09/2041	110,945,000	80,213,235
		$282,975,194
Azerbaijan – 0.2%
Republic of Azerbaijan, 3.5%, 9/01/2032	$15,644,000	$14,571,420
Bahamas – 0.5%
Commonwealth of Bahamas, 8.95%, 10/15/2032	$9,715,000	$10,967,555
Commonwealth of Bahamas, 8.25%, 6/24/2036 (n)	23,060,000	25,719,049
		$36,686,604
Barbados – 0.3%
Republic of Barbados, 8%, 6/26/2035 (n)	$21,002,000	$22,506,793
Benin – 0.5%
Benin Sukuk S.A., 6.2%, 1/29/2033 (n)	$10,847,000	$10,786,523
Republic of Benin, 7.96%, 2/13/2038 (n)	14,701,000	15,353,732
Republic of Benin, 7.96%, 2/13/2038	1,600,000	1,671,041
Republic of Benin, 8.375%, 1/23/2041	600,000	636,026
Republic of Benin, 8.375%, 1/23/2041 (n)	9,873,000	10,465,799
		$38,913,121
Bermuda – 0.7%
Government of Bermuda, 2.375%, 8/20/2030 (n)	$16,326,000	$14,842,456
Government of Bermuda, 2.375%, 8/20/2030	11,433,000	10,394,083
Government of Bermuda, 5%, 7/15/2032 (n)	15,292,000	15,439,874
Government of Bermuda, 5%, 7/15/2032	2,100,000	2,120,307
Government of Bermuda, 3.375%, 8/20/2050 (n)	14,884,000	10,207,745
Government of Bermuda, 3.375%, 8/20/2050	3,900,000	2,674,698
		$55,679,163
EMDFS-SEM

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brazil – 2.0%
Aegea Finance S.à r.l., 7.625%, 1/20/2036 (n)		$21,173,000	$20,663,153
Ambipar Lux S.à r.l., 10.875%, 2/05/2033 (a)(d)(n)		11,224,000	1,627,334
Federative Republic of Brazil, 10%, 1/01/2029	BRL	128,698,000	22,960,577
Federative Republic of Brazil, 10%, 1/01/2035		95,737,000	15,198,016
Federative Republic of Brazil, 7.125%, 5/13/2054		$344,000	343,773
Federative Republic of Brazil, 7.25%, 1/12/2056		17,100,000	17,065,800
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		9,966,948	8,857,926
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031		2,627,889	2,335,484
Nova Securitisation S.à r.l., 5.75%, 2/03/2031 (n)(w)		20,422,000	20,221,864
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (n)		15,584,000	13,051,600
Raizen Fuels Finance S.A., 6.25%, 7/08/2032		5,233,000	4,382,637
Samarco Mineracao S.A., 9% (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		25,920,077	26,021,632
			$152,729,796
Bulgaria – 0.8%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	22,317,000	$25,561,795
Bulgarian Energy Holding EAD, 4.25%, 6/19/2030		15,096,000	17,859,184
Republic of Bulgaria, 5%, 3/05/2037		$14,784,000	14,580,720
			$58,001,699
Canada – 0.1%
Capstone Copper Corp., 6.75%, 3/31/2033 (n)		$10,700,000	$11,087,640
Chile – 4.5%
AES Andes S.A., 6.25%, 3/14/2032 (n)		$7,522,000	$7,800,254
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		17,774,000	18,892,169
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		6,923,834	5,535,486
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051		15,451,384	12,353,115
Banco Santander Chile, 4.55%, 11/20/2030 (n)		17,784,000	17,784,000
Chile Electricity Lux MPC II S.à r.l., 6.01%, 1/20/2033 (n)		8,333,400	8,720,922
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		13,519,872	13,870,397
Chile Electricity Lux MPC II S.à r.l., 5.672%, 10/20/2035 (n)		16,473,739	16,988,900
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033		6,413,880	6,712,140
Chile Electricity Lux MPC S.à r.l., 5.58%, 10/20/2035		391,002	401,139
Chile Electricity PEC S.p.A., 0%, 1/25/2028		6,081,283	5,486,108
Codelco, Inc. (Republic of Chile), 6.33%, 1/13/2035 (n)		13,663,000	14,502,455
Codelco, Inc. (Republic of Chile), 5.529%, 1/30/2037 (n)		17,180,000	17,265,900
Codelco, Inc. (Republic of Chile), 6.78%, 1/13/2055 (n)		17,898,000	19,186,298
Colbun S.A., 5.375%, 9/11/2035 (n)		20,279,000	20,355,046
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		12,757,000	12,984,751
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		13,677,000	14,521,144
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		18,487,000	19,284,289
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034		400,000	417,251
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		12,882,000	12,208,970
ENGIE Energía Chile S.A., 3.4%, 1/28/2030		15,364,000	14,561,295
Republic of Chile, 4.35%, 4/13/2031		13,553,000	13,475,748
Republic of Chile, 3.875%, 4/14/2036	EUR	17,835,000	21,126,195
Republic of Chile, 5.65%, 1/13/2037		$32,457,000	34,225,906
Republic of Chile, 3.1%, 5/07/2041		8,948,000	6,863,116
Republic of Chile, 4.34%, 3/07/2042		8,431,000	7,468,180
			$342,991,174

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
China – 0.8%
CFMAC II Co. Ltd. (People's Republic of China), 4.5%, 5/29/2029		$5,011,000	$4,993,790
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.25%, 11/07/2027		18,507,000	18,428,883
Meituan, 4.5%, 5/05/2031 (n)		18,686,000	18,479,476
Prosus N.V., 4.027%, 8/03/2050		10,663,000	7,474,813
Prosus N.V., 3.832%, 2/08/2051		11,108,000	7,381,189
			$56,758,151
Colombia – 3.5%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)		$3,186,000	$3,165,105
Ecopetrol S.A. (Republic of Colombia), 8.375%, 1/19/2036		18,236,000	18,867,367
Grupo Energia Bogota S.A. ESP (Republic of Colombia), 5.75%, 10/22/2035 (n)		10,539,000	10,318,524
Grupo Nutresa S.A., 8%, 5/12/2030 (n)		15,595,000	16,608,294
Grupo Nutresa S.A., 8%, 5/12/2030		299,000	318,428
Republic of Colombia, 5.375%, 1/21/2029		11,300,000	11,235,025
Republic of Colombia, 7.375%, 4/25/2030		7,121,000	7,445,005
Republic of Colombia, 6.125%, 1/21/2031		15,946,000	15,879,027
Republic of Colombia, 5%, 9/19/2032	EUR	16,250,000	18,623,632
Republic of Colombia, 6.5%, 1/21/2033		$30,076,000	29,788,774
Republic of Colombia, 5.75%, 11/26/2034	EUR	15,950,000	18,401,999
Republic of Colombia, 8%, 11/14/2035		$28,325,000	30,234,105
Republic of Colombia, 5.625%, 2/19/2036	EUR	18,361,000	20,504,004
Republic of Colombia, 7.75%, 11/07/2036		$34,617,000	36,164,380
SierraCol Energy Andina LLC/SierraCol Energy, 9%, 11/14/2030 (n)		15,664,000	15,677,001
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)		10,459,000	10,849,330
Termocandelaria Power S.A., 7.75%, 9/17/2031		400,000	414,928
			$264,494,928
Costa Rica – 1.5%
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		$11,134,000	$12,053,891
Republic of Costa Rica, 6.55%, 4/03/2034		6,163,000	6,672,187
Republic of Costa Rica, 7%, 4/04/2044		13,678,000	14,835,022
Republic of Costa Rica, 7.158%, 3/12/2045		10,798,000	11,807,181
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		42,771,000	47,523,286
Republic of Costa Rica, 7.3%, 11/13/2054		17,259,000	19,176,648
			$112,068,215
Cote d'Ivoire – 1.5%
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$21,007,000	$22,417,780
Republic of Cote d'Ivoire, 7.625%, 1/30/2033		500,000	533,579
Republic of Cote d'Ivoire, 6.125%, 6/15/2033		7,868,000	7,764,866
Republic of Cote d'Ivoire, 8.075%, 4/01/2036 (n)		23,899,000	25,528,540
Republic of Cote d'Ivoire, 8.075%, 4/01/2036		1,000,000	1,068,184
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		27,063,000	29,199,440
Republic of Cote d'Ivoire, 8.25%, 1/30/2037		27,232,000	29,381,781
			$115,894,170
Czech Republic – 1.7%
CEZ A.S. (Czech Republic), 4.125%, 9/05/2031	EUR	6,291,000	$7,712,735
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032		11,995,000	14,569,103
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033		8,674,000	10,459,713
Czech Industrial Technological Holding Co., 6.5%, 1/10/2031		$400,000	417,480
Czech Republic, 3.75%, 7/28/2030	EUR	9,599,000	11,668,649
Czech Republic, 4.5%, 11/11/2032	CZK	319,290,000	15,938,600

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Czech Republic – continued
Czech Republic, 4.9%, 4/14/2034		441,950,000	$22,458,895
Czechoslovak Group A.S., 6.5%, 1/10/2031 (n)		$14,568,000	15,204,628
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	3,891,000	4,479,335
EP Infrastructure A.S., 1.816%, 3/02/2031		8,684,000	9,381,982
EPH Financing International A.S., 5.875%, 11/30/2029		5,758,000	7,298,957
EPH Financing International A.S., 4.625%, 7/02/2032		8,834,000	10,705,699
			$130,295,776
Dominican Republic – 1.7%
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)		$13,976,000	$14,662,920
Dominican Republic, 7.05%, 2/03/2031 (n)		21,564,000	22,998,006
Dominican Republic, 4.875%, 9/23/2032 (n)		23,309,000	22,288,765
Dominican Republic, 4.875%, 9/23/2032		58,082,000	55,539,751
Dominican Republic, 6.95%, 3/15/2037 (n)		15,480,000	16,524,900
Dominican Republic, 6.95%, 3/15/2037		200,000	213,500
			$132,227,842
Ecuador – 2.1%
Corporación Quiport S.A., 9%, 12/15/2037 (n)		$7,932,000	$8,541,659
Republic of Ecuador, 8.75%, 1/29/2034 (n)		27,028,000	27,298,280
Republic of Ecuador, 6.9%, 7/31/2035		59,445,308	54,154,676
Republic of Ecuador, 9.25%, 1/29/2039 (n)		27,358,000	27,973,555
Republic of Ecuador, 5%, 7/31/2040		48,715,000	40,189,875
			$158,158,045
Egypt – 2.3%
Arab Republic of Egypt, 0%, 2/17/2026	EGP	905,575,000	$19,097,029
Arab Republic of Egypt, 0%, 3/03/2026		925,975,000	19,341,575
Arab Republic of Egypt, 0%, 3/17/2026		943,350,000	19,519,875
Arab Republic of Egypt, 0%, 4/21/2026		950,075,000	19,237,121
Arab Republic of Egypt, 8.5%, 1/31/2047		$33,686,000	32,622,680
Arab Republic of Egypt, 8.7%, 3/01/2049		20,879,000	20,442,132
Arab Republic of Egypt, 8.875%, 5/29/2050		7,338,000	7,246,229
Egyptian Financial Co. for Sovereign Taskeek, 6.375%, 4/07/2029 (n)		14,635,000	14,839,627
Egyptian Financial Co. for Sovereign Taskeek, 7.95%, 10/07/2032 (n)		21,170,000	22,256,868
			$174,603,136
El Salvador – 0.3%
Republic of El Salvador, 8.625%, 2/28/2029		$2,027,000	$2,176,207
Republic of El Salvador, 8.65%, 1/24/2033 (n)		14,596,000	15,592,177
Republic of El Salvador, 7.65%, 6/15/2035		1,197,000	1,238,895
Republic of El Salvador, 9.65%, 11/21/2054 (n)		4,955,000	5,661,088
			$24,668,367
Ghana – 0.9%
Republic of Ghana, 5%, 7/03/2035 (n)		$77,712,203	$70,855,330
Republic of Ghana, 5%, 7/03/2035		500,000	455,883
			$71,311,213
Guatemala – 2.7%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$12,764,000	$12,695,999
Central American Bottling Corp., 5.25%, 4/27/2029		12,508,000	12,441,362
Energuate Trust, 6.35%, 9/15/2035 (n)		23,440,000	23,424,926

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Guatemala – continued
Industrial Subordinated Trust 2.0, 6.55% to 4/15/2031, FLR (CMT - 5yr. + 2.864%) to 4/15/2036 (n)		$19,878,000	$20,161,262
Republic of Guatemala, 6.05%, 8/06/2031 (n)		14,170,000	14,697,549
Republic of Guatemala, 3.7%, 10/07/2033		16,378,000	14,627,192
Republic of Guatemala, 6.6%, 6/13/2036		20,994,000	22,426,421
Republic of Guatemala, 6.25%, 8/15/2036 (n)		27,849,000	29,005,012
Republic of Guatemala, 6.25%, 8/15/2036		400,000	416,604
Republic of Guatemala, 6.55%, 2/06/2037 (n)		22,832,000	24,232,743
Republic of Guatemala, 6.55%, 2/06/2037		6,683,000	7,093,002
Republic of Guatemala, 4.65%, 10/07/2041		2,862,000	2,464,726
Republic of Guatemala, 6.875%, 8/15/2055 (n)		16,398,000	17,484,859
Republic of Guatemala, 6.875%, 8/15/2055		600,000	639,768
			$201,811,425
Honduras – 0.3%
Government of Honduras, 8.625%, 11/27/2034		$21,666,000	$24,918,717
Hungary – 2.9%
Hungarian Development Bank PLC, 6.5%, 6/29/2028		$11,181,000	$11,624,176
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		8,882,000	9,130,205
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 0.875%, 11/18/2027	EUR	16,400,000	18,732,563
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		$17,344,000	18,317,554
Republic of Hungary, 5.25%, 6/16/2029 (n)		11,977,000	12,202,995
Republic of Hungary, 4.375%, 6/27/2030	EUR	11,652,000	14,137,214
Republic of Hungary, 5.375%, 9/26/2030 (n)		$15,896,000	16,270,048
Republic of Hungary, 6.75%, 7/23/2031	HUF	5,831,600,000	18,528,117
Republic of Hungary, 5.5%, 6/16/2034 (n)		$27,398,000	27,664,371
Republic of Hungary, 5.5%, 6/16/2034		4,600,000	4,644,723
Republic of Hungary, 6%, 9/26/2035 (n)		10,225,000	10,547,615
Republic of Hungary, 5.5%, 3/26/2036 (n)		21,286,000	21,153,633
Republic of Hungary, 5.5%, 3/26/2036		9,120,000	9,063,288
Republic of Hungary, 4.875%, 3/25/2038	EUR	13,349,000	15,942,784
Republic of Hungary, 6.75%, 9/23/2055 (n)		$10,135,000	10,531,865
			$218,491,151
India – 3.6%
Adani Transmission Step-One Ltd., 4%, 8/03/2026		$6,220,000	$6,191,823
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036 (n)		10,143,245	9,222,910
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036		12,168,170	11,031,207
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		17,377,000	17,643,864
Biocon Biologics Global PLC, 6.67%, 10/09/2029		500,000	507,679
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		20,516,000	18,437,016
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		18,004,000	18,759,461
Export-Import Bank of India, 5.5%, 1/18/2033		600,000	625,176
Export-Import Bank of India, 5.5%, 1/13/2035 (n)		20,208,000	20,920,719
Export-Import Bank of India, 5%, 1/12/2036 (n)		25,688,000	25,612,236
Export-Import Bank of India, 5.75%, 1/12/2056 (n)		11,138,000	11,280,366
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		19,386,000	17,825,612
Indian Railway Finance Corp., 2.8%, 2/10/2031		9,799,000	9,010,274
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)		17,116,000	17,874,874
JSW Hydro Energy Ltd., 4.125%, 5/18/2031		11,154,055	10,506,683
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		9,309,000	9,534,633
Muthoot Finance Ltd., 7.125%, 2/14/2028		200,000	204,848
Muthoot Finance Ltd., 6.375%, 3/02/2030 (n)		17,876,000	18,336,932
Muthoot Finance Ltd., 5.75%, 8/04/2030 (n)(w)		21,371,000	21,344,286

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
India – continued
State Bank of India (London), 4.5%, 9/09/2030		$16,997,000	$16,983,638
Varanasi Aurangabad NH-2 Tollway Private Ltd., 5.9%, 2/28/2034 (n)		10,363,027	10,848,527
Varanasi Aurangabad NH-2 Tollway Private Ltd., 5.9%, 2/28/2034		598,500	626,539
			$273,329,303
Indonesia – 1.1%
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		$2,518,000	$2,358,879
PT Pertamina Hulu Energi (Republic of Indonesia), 5.25%, 5/21/2030 (n)		19,474,000	19,804,433
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)(w)		22,953,000	22,832,559
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)		13,197,403	13,561,624
Republic of Indonesia, 4.85%, 1/11/2033		17,504,000	17,566,283
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		6,279,375	6,442,125
			$82,565,903
Israel – 1.1%
Bank Hapoalim B.M., 5.252%, 1/14/2033 (n)		$16,811,000	$16,810,616
Israel Electric Corp. Ltd., 5.633%, 1/28/2038 (n)		17,885,000	17,851,555
Mizrahi Tefahot Bank Ltd., 5.836% to 4/15/2031, FLR (CMT - 5yr. + 2.1%) to 4/15/2036 (n)		18,644,000	18,820,177
State of Israel, 5%, 1/13/2036		14,101,000	13,886,062
State of Israel, 5.875%, 1/13/2056		14,650,000	14,264,759
			$81,633,169
Jamaica – 0.3%
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)		$7,238,000	$7,380,444
Montego Bay Airport Revenue Finance Ltd., 6.6%, 6/15/2035 (n)		16,392,000	16,378,886
			$23,759,330
Kazakhstan – 1.3%
Baiterek National Managing Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028 (n)		$15,026,000	$15,297,979
Baiterek National Managing Holding JSC (Republic of Kazakhstan), 4.65%, 10/01/2030 (n)		25,667,000	25,552,802
Development Bank of Kazakhstan JSC, 5.625%, 4/07/2030 (n)		13,415,000	13,881,842
Development Bank of Kazakhstan JSC, 2.95%, 5/06/2031		4,329,000	3,930,687
JSC Kaspi, 6.25%, 3/26/2030 (n)		23,739,000	24,362,833
Republic of Kazakhstan, 5%, 7/01/2032 (n)		14,353,000	14,471,262
			$97,497,405
Kenya – 0.3%
Republic of Kenya, 7.875%, 10/09/2033 (n)		$18,577,000	$18,686,004
Republic of Kenya, 8.8%, 10/09/2038 (n)		7,365,000	7,448,859
			$26,134,863
Kuwait – 1.4%
Boubyan Sukuk Ltd., 4.973%, 6/04/2030		$15,054,000	$15,365,898
KFH Sukuk Co. (State of Kuwait), 5.376%, 1/14/2030		5,290,000	5,455,252
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)		12,571,000	12,343,289
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)		12,754,000	13,162,128
State of Kuwait, 4.136%, 10/09/2030 (n)		29,398,000	29,193,840
State of Kuwait, 4.652%, 10/09/2035 (n)		32,653,000	32,192,825
			$107,713,232
Latvia – 0.2%
Latvenergo A.S., 3.612%, 11/13/2030	EUR	14,266,000	$16,782,213

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Luxembourg – 0.4%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)		$21,461,000	$22,359,358
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	8,987,000	11,064,431
			$33,423,789
Macau – 0.2%
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)		$15,546,000	$15,757,716
Wynn Macau Ltd., 6.75%, 2/15/2034		600,000	608,171
			$16,365,887
Malaysia – 1.2%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		$14,629,000	$13,478,897
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		30,439,000	31,376,610
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031		600,000	618,482
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		33,044,000	34,220,407
PETRONAS Capital Ltd. (Federation of Malaysia), 5.848%, 4/03/2055 (n)		7,051,000	7,342,160
			$87,036,556
Mexico – 5.9%
BBVA Bancomer S.A. (Texas), 7.625%, 2/11/2035		$400,000	$422,097
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)		11,540,000	12,828,579
BBVA Bancomer S.A. (Texas), 8.45%, 6/29/2038		1,800,000	2,000,992
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		7,287,000	7,957,776
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039		500,000	546,026
BBVA Mexico S.A., 7.625%, 2/11/2035 (n)		11,107,000	11,720,576
CFE FIBRA E Banco Citi Mexico S.A., 5.875%, 9/23/2040 (n)		18,905,178	18,685,878
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)		15,892,000	15,892,000
Comision Federal de Electricidad (United Mexican States), 6.5%, 1/28/2051 (n)		10,278,000	10,293,417
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		35,701,000	36,265,790
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030		900,000	914,238
Petroleos Mexicanos, 6.75%, 9/21/2047		25,275,000	20,840,784
Petroleos Mexicanos, 6.35%, 2/12/2048		27,177,000	21,552,725
Petroleos Mexicanos, 7.69%, 1/23/2050		43,565,000	39,191,980
Petroleos Mexicanos, 6.95%, 1/28/2060		17,291,000	14,081,790
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)		20,379,000	22,063,324
United Mexican States, 3.875%, 5/16/2031	EUR	21,792,000	25,841,120
United Mexican States, 5.375%, 3/22/2033		$10,711,000	10,547,657
United Mexican States, 5.625%, 2/09/2034		26,639,000	26,541,501
United Mexican States, 5.625%, 9/22/2035		18,673,000	18,299,540
United Mexican States, 6.875%, 5/13/2037		26,494,000	28,010,782
United Mexican States, 6.625%, 1/29/2038		16,204,000	16,843,248
United Mexican States, 6.125%, 2/09/2038		29,873,000	29,753,508
United Mexican States, 6.338%, 5/04/2053		26,309,000	24,922,516
United Mexican States, 7.375%, 5/13/2055		16,198,000	17,322,141
United Mexican States, 6.75%, 2/09/2056		16,318,000	16,091,180
			$449,431,165
Montenegro – 0.3%
Republic of Montenegro, 7.25%, 3/12/2031		$6,904,000	$7,353,442
Republic of Montenegro, 4.875%, 4/01/2032 (n)	EUR	12,810,000	15,572,021
Republic of Montenegro, 4.875%, 4/01/2032		600,000	729,369
			$23,654,832

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Morocco – 0.7%
OCP S.A. (Kingdom of Morocco), 6.1%, 4/30/2030 (n)		$12,660,000	$13,176,073
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		6,957,000	7,444,977
OCP S.A. (Kingdom of Morocco), 6.7%, 3/01/2036 (n)		15,764,000	16,706,103
OCP S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)		10,287,000	11,210,927
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051		9,090,000	7,366,027
			$55,904,107
Nigeria – 2.1%
Federal Republic of Nigeria, 0%, 2/03/2026	NGN	4,417,053,000	$3,182,696
Federal Republic of Nigeria, 0%, 3/24/2026		10,516,788,000	7,351,891
Federal Republic of Nigeria, 0%, 6/09/2026		36,667,349,000	24,581,460
Federal Republic of Nigeria, 0%, 6/16/2026		16,396,024,000	10,920,753
Federal Republic of Nigeria, 0%, 8/11/2026		31,129,814,000	20,291,748
Federal Republic of Nigeria, 0%, 9/22/2026		31,129,814,000	19,813,228
Federal Republic of Nigeria, 7.375%, 9/28/2033		$30,286,000	30,597,990
Federal Republic of Nigeria, 8.63%, 1/13/2036 (n)		13,956,000	14,908,904
Federal Republic of Nigeria, 7.696%, 2/23/2038		14,813,000	14,651,083
Federal Republic of Nigeria, 9.129%, 1/13/2046 (n)		13,621,000	14,581,850
			$160,881,603
Oman – 1.5%
Al Jawaher Assets Co. SPC (Sultanate of Oman), 4.662%, 10/29/2030 (n)		$19,018,000	$18,781,607
Bank Muscat SAOG, 4.846%, 10/01/2030		15,211,000	15,198,331
Sultanate of Oman, 6.5%, 3/08/2047		25,350,000	26,751,541
Sultanate of Oman, 6.75%, 1/17/2048		26,614,000	28,712,850
Sultanate of Oman, 7%, 1/25/2051		24,684,000	27,558,302
			$117,002,631
Pakistan – 0.1%
Islamic Republic of Pakistan, 6.875%, 12/05/2027		$10,450,000	$10,605,948
Panama – 1.1%
Republic of Panama, 2.252%, 9/29/2032		$20,420,000	$16,844,458
Republic of Panama, 3.298%, 1/19/2033		12,409,000	10,845,466
Republic of Panama, 6.4%, 2/14/2035		10,373,000	10,849,121
Republic of Panama, 6.875%, 1/31/2036		24,199,000	25,988,516
Republic of Panama, 8%, 3/01/2038		15,531,000	17,948,400
			$82,475,961
Paraguay – 1.2%
Republic of Paraguay, 8.5%, 3/04/2035 (n)	PYG	11,639,000,000	$1,711,060
Republic of Paraguay, 5.6%, 3/13/2048		$23,141,000	21,986,264
Republic of Paraguay, 5.4%, 3/30/2050		59,818,000	55,143,821
Republic of Paraguay, 6.65%, 3/04/2055 (n)		6,838,000	7,303,873
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027		2,267,000	2,261,333
			$88,406,351
Peru – 2.2%
Banco de Crédito del Perú, 6.45% to 7/30/2030, FLR (CMT - 5yr. + 2.486%) to 7/30/2035 (n)		$18,876,000	$19,691,443
Banco Internacional del Peru S.A.A. (Interbank), 4.8%, 7/15/2031 (n)		29,854,000	29,639,051
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		18,818,000	19,566,015
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029		1,300,000	1,351,675
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		12,608,000	13,004,459

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Peru – continued
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030		$500,000	$515,723
Kallpa Generacion S.A., 5.5%, 9/11/2035 (n)		5,550,000	5,555,883
Petroleos del Peru S.A., 5.625%, 6/19/2047		14,973,000	10,052,423
Republic of Peru, 5.375%, 2/08/2035		15,184,000	15,464,904
Republic of Peru, 6.9%, 8/12/2037	PEN	46,955,000	14,682,465
Republic of Peru, 7.6%, 8/12/2039		45,063,000	14,708,939
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$25,055,000	24,147,758
San Miguel Industrias PET S.A., 3.75%, 8/02/2028		700,000	674,653
			$169,055,391
Philippines – 0.3%
Republic of Philippines, 5%, 1/27/2036		$24,301,000	$24,275,912
Poland – 1.8%
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		$9,101,000	$9,381,618
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		13,258,000	13,926,657
Bank Gospodarstwa Krajowego (Republic of Poland), 3.875%, 3/13/2035	EUR	6,757,000	8,128,243
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 7/09/2054 (n)		$10,085,000	10,353,031
Bank Hospodarates Krajowego (Republic of Poland), 4.25%, 3/18/2037	EUR	20,053,000	24,338,470
Republic of Poland, 5.125%, 9/18/2034		$11,687,000	11,854,282
Republic of Poland, 5%, 10/25/2034	PLN	131,354,000	37,041,161
Republic of Poland, 5.375%, 2/12/2035		$17,065,000	17,534,943
			$132,558,405
Qatar – 0.5%
CBQ Finance Ltd., 5.375%, 3/28/2029		$17,691,000	$18,215,531
QIB Sukuk Ltd., 4.803%, 6/12/2030		10,744,000	10,915,710
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		11,978,000	11,808,631
			$40,939,872
Romania – 3.5%
Republic of Romania, 8%, 4/29/2030	RON	45,275,000	$11,201,111
Republic of Romania, 2%, 1/28/2032	EUR	14,483,000	15,031,789
Republic of Romania, 3.625%, 3/27/2032		$20,620,000	18,902,477
Republic of Romania, 7.125%, 1/17/2033		9,530,000	10,407,255
Republic of Romania, 7.5%, 7/27/2033	RON	58,695,000	14,341,068
Republic of Romania, 6.375%, 1/30/2034 (n)		$30,488,000	31,735,700
Republic of Romania, 6.375%, 1/30/2034		1,200,000	1,249,109
Republic of Romania, 3.75%, 2/07/2034	EUR	5,741,000	6,265,133
Republic of Romania, 3.75%, 2/07/2034 (n)		8,524,000	9,302,212
Republic of Romania, 6%, 5/25/2034 (n)		$21,856,000	22,239,238
Republic of Romania, 6%, 5/25/2034		500,000	508,767
Republic of Romania, 7.1%, 7/31/2034	RON	29,725,000	7,126,968
Republic of Romania, 5.75%, 3/24/2035		$15,018,000	14,894,288
Republic of Romania, 6.625%, 5/16/2036 (n)		29,380,000	30,743,860
Republic of Romania, 6.625%, 5/16/2036		700,000	732,495
Republic of Romania, 7.5%, 2/10/2037 (n)		13,930,000	15,471,177
Republic of Romania, 7.5%, 2/10/2037		1,100,000	1,221,701
Republic of Romania, 4.125%, 3/11/2039	EUR	14,953,000	15,374,682
Republic of Romania, 6.75%, 7/11/2039 (n)		15,276,000	19,355,458
Republic of Romania, 6.75%, 7/11/2039		100,000	127,770
Republic of Romania, 6.5%, 10/07/2045 (n)		16,276,000	20,119,525
			$266,351,783

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Saudi Arabia – 4.3%
Al Rajhi Bank, 4.865%, 5/19/2030		$14,128,000	$14,299,426
Almarai Sukuk Ltd., 4.45%, 9/24/2030		19,151,000	18,878,776
Avilease Capital Ltd. (Kingdom of Saudi Arabia), 4.75%, 11/12/2030 (n)		23,632,000	23,464,005
Kingdom of Saudi Arabia, 4.375%, 1/12/2031 (n)		18,161,000	18,076,007
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)		20,989,000	20,715,956
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		26,029,000	22,155,936
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		13,710,000	8,878,846
Kingdom of Saudi Arabia, 5.875%, 1/12/2056 (n)		24,134,000	23,521,945
Ma'aden Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 2/13/2030 (n)		17,955,000	18,381,473
Ma'aden Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 1/29/2036 (n)		30,091,000	30,124,100
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 4.125%, 9/17/2030 (n)		24,425,000	24,000,286
Saudi Arabian Oil Co., 5%, 2/02/2036 (n)(w)		18,090,000	17,803,961
Saudi Arabian Oil Co., 6.375%, 6/02/2055 (n)		21,317,000	21,847,637
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 10/26/2046		8,819,000	7,420,877
Saudi Electricity Sukuk Programme Co., 5.225%, 2/18/2030		17,152,000	17,561,020
SNB Funding Ltd., 6% to 6/24/2030, FLR (CMT - 5yr. + 2%) to 6/24/2035		13,937,000	14,262,802
STC Sukuk Co. II Ltd. (Kingdom of Saudi Arabia), 4.489%, 1/15/2031 (n)		12,462,000	12,438,447
STC Sukuk Co. II Ltd. (Kingdom of Saudi Arabia), 5.083%, 1/15/2036 (n)		12,529,000	12,557,641
			$326,389,141
Serbia – 0.6%
Republic of Serbia, 6.25%, 5/26/2028 (n)		$7,109,000	$7,368,076
Republic of Serbia, 6%, 6/12/2034 (n)		13,525,000	14,028,410
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		20,436,000	20,509,110
			$41,905,596
Singapore – 0.4%
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		$17,469,000	$17,186,835
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 1yr. + 1.23%) to 10/14/2031		1,800,000	1,770,926
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)		9,368,000	9,304,754
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032		1,400,000	1,390,548
			$29,653,063
Slovenia – 0.2%
United Group B.V., 6.25%, 1/31/2032 (n)	EUR	13,177,000	$15,995,325
South Africa – 3.2%
Bidvest Group (UK) PLC, 6.2%, 9/17/2032 (n)		$16,415,000	$16,726,721
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		11,554,000	11,929,148
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (z)		9,560,024	5,813,441
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030		368,260	223,939
Republic of South Africa, 8.875%, 2/28/2035	ZAR	198,006,000	12,912,267
Republic of South Africa, 7.1%, 11/19/2036 (n)		$10,364,000	10,984,411
Republic of South Africa, 7.1%, 11/19/2036		500,000	529,931
Republic of South Africa, 6.125%, 12/11/2037 (n)		30,728,000	29,809,847
Republic of South Africa, 6.5%, 2/28/2041	ZAR	441,156,000	22,277,771
Republic of South Africa, 8.75%, 1/31/2044		308,799,000	18,816,216
Republic of South Africa, 6.3%, 6/22/2048		$8,323,000	7,464,138
Republic of South Africa, 5.75%, 9/30/2049		13,706,000	11,287,894
Republic of South Africa, 7.3%, 4/20/2052		41,418,000	40,832,343
Republic of South Africa, 7.95%, 11/19/2054 (n)		23,981,000	25,173,881
Republic of South Africa, 7.95%, 11/19/2054		500,000	524,871

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
South Africa – continued
Republic of South Africa, 7.25%, 12/11/2055 (n)	$31,720,000	$30,795,362
		$246,102,181
South Korea – 0.3%
Momentive Performance Materials, Inc., 4.125%, 10/22/2028 (n)	$21,709,000	$21,653,853
Sri Lanka – 1.3%
Republic of Sri Lanka, 4%, 4/15/2028 (n)	$3,683,554	$3,588,143
Republic of Sri Lanka, 3.1%, 1/15/2030 (n)	4,339,176	4,276,563
Republic of Sri Lanka, 3.35%, 3/15/2033 (n)	42,992,898	39,424,487
Republic of Sri Lanka, 3.6%, 6/15/2035 (n)	21,771,032	17,852,244
Republic of Sri Lanka, 3.6%, 5/15/2036 (n)	23,798,609	23,506,918
Republic of Sri Lanka, 3.6%, 2/15/2038 (n)	7,380,500	7,306,654
		$95,955,009
Supranational – 0.3%
African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 8/07/2174	$19,421,000	$19,378,410
Corporación Andina de Fomento, 6.75% to 12/17/2030, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.12%) to 12/17/2173	500,000	516,251
		$19,894,661
Suriname – 0.3%
Republic of Suriname, 7.7%, 11/06/2030 (n)	$10,619,000	$10,990,665
Republic of Suriname, 8.5%, 11/06/2035 (n)	10,417,000	11,197,858
		$22,188,523
Thailand – 1.1%
Bangkok Bank Public Co. Ltd. (Hong Kong), 4.507%, 11/26/2030 (n)	$26,963,000	$26,983,990
Bangkok Bank Public Co. Ltd. (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	30,312,000	28,920,447
Export-Import Bank of Thailand, 5.354%, 5/16/2029	9,499,000	9,817,965
Muangthai Capital PCL, 7.55%, 7/21/2030 (n)	14,067,000	14,584,523
Muangthai Capital PCL, 7.55%, 7/21/2030	500,000	518,395
		$80,825,320
Turkey – 3.5%
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.5%, 4/26/2030 (n)	$13,150,000	$13,590,864
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.75%, 9/01/2030 (n)	14,908,000	15,564,362
Republic of Turkey, 8.509%, 1/14/2029 (n)	12,029,000	13,142,924
Republic of Turkey, 5.25%, 3/13/2030	13,856,000	13,671,285
Republic of Turkey, 5.95%, 1/15/2031	21,797,000	21,808,379
Republic of Turkey, 5.875%, 6/26/2031	41,390,000	41,032,025
Republic of Turkey, 6.3%, 3/14/2033	13,869,000	13,742,130
Republic of Turkey, 6.5%, 1/03/2035	7,159,000	7,093,640
Republic of Turkey, 6.95%, 9/16/2035	17,568,000	17,791,278
Republic of Turkey, 6.8%, 11/04/2036	13,411,000	13,355,465
Republic of Turkey, 6.875%, 1/14/2038	18,773,000	18,592,747
Republic of Turkey, 5.75%, 5/11/2047	41,153,000	33,131,252
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 7.25%, 2/04/2030	600,000	621,926
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 7.25%, 2/04/2030 (n)	13,190,000	13,672,012
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030 (n)	14,303,000	14,614,471
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030	500,000	510,888
Turkiye Vakiflar Bankasi T.A.O., 7.25%, 7/31/2030 (n)	11,276,000	11,634,920
		$263,570,568

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Ukraine – 1.4%
Government of Ukraine, 4%, 2/01/2032 (n)		$63,195,500	$50,366,635
Government of Ukraine, 0%, 2/01/2034 (n)		55,253,067	26,970,937
Government of Ukraine, 4.5%, 2/01/2034		7,242,000	4,560,639
Government of Ukraine, 0%, 2/01/2036		7,089,000	3,990,744
Government of Ukraine, 4.5%, 2/01/2036 (n)		27,999,527	17,030,256
			$102,919,211
United Arab Emirates – 2.8%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$23,736,000	$21,861,826
Abu Dhabi Developmental Holding Co. PJSC, 4.5%, 5/06/2030 (n)		14,621,000	14,684,368
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		10,672,000	11,163,275
Abu Dhabi Developmental Holding Co. PJSC, 5%, 5/06/2035 (n)		19,135,000	19,283,828
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/2054 (n)		14,809,000	14,124,088
DAE Funding LLC (United Arab Emirates), 4.95%, 1/15/2033 (n)		17,183,000	16,958,045
DAE Sukuk (DIFC) Ltd. (United Arab Emirates), 4.5%, 10/16/2030 (n)		17,299,000	17,044,895
Dhafra PV2 Energy Co. LLC (United Arab Emirates), 5.794%, 6/30/2053 (n)		20,044,000	20,318,344
DP World Crescent Ltd. (United Arab Emirates), 5.5%, 5/08/2035 (n)		25,444,000	26,057,659
DP World Crescent Ltd. (United Arab Emirates), 5.5%, 5/08/2035		700,000	716,883
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)		1,430,000	1,378,806
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035		1,900,000	1,831,980
First Abu Dhabi Bank PJSC, 6.32% to 4/04/2029, FLR (CMT - 5yr. + 1.7%) to 4/04/2034		13,669,000	14,181,669
First Abu Dhabi Bank PJSC, 5.804% to 1/16/2030, FLR (CMT - 5yr. + 1.55%) to 1/16/2035		7,112,000	7,311,549
National Central Cooling Co. PJSC, 5.279%, 3/05/2030		16,315,000	16,685,927
National Central Cooling Co. PJSC, 2.5%, 10/21/2027		6,792,000	6,579,152
			$210,182,294
United States – 1.6%
Las Vegas Sands Corp., 6.2%, 8/15/2034		$9,291,000	$9,664,488
U.S. Treasury Notes, 3.875%, 9/30/2029		58,838,000	59,210,334
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		59,492,000	55,264,815
			$124,139,637
Uruguay – 1.3%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	806,697,000	$21,646,387
Oriental Republic of Uruguay, 8%, 10/29/2035		757,488,302	20,380,624
Oriental Republic of Uruguay, 5.442%, 2/14/2037		$20,945,000	21,606,862
Oriental Republic of Uruguay, 4.975%, 4/20/2055		19,289,000	17,384,211
Oriental Republic of Uruguay, 5.25%, 9/10/2060		17,476,997	16,174,087
			$97,192,171
Uzbekistan – 2.4%
Ipoteka Bank (Republic of Uzbekistan), 6.45%, 10/09/2030		$1,800,000	$1,835,134
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029 (n)		16,889,000	18,505,778
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029		700,000	767,011
National Bank of Uzbekistan, 8.5%, 7/05/2029		10,697,000	11,575,742
National Bank of Uzbekistan, 7.2%, 7/17/2030		14,567,000	15,243,466
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.75%, 5/14/2030 (n)		27,351,000	28,796,883
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		14,934,000	16,012,832
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031		600,000	643,344
Republic of Uzbekistan, 5.1%, 2/25/2029 (n)	EUR	8,975,000	11,009,629
Republic of Uzbekistan, 5.1%, 2/25/2029		1,100,000	1,349,369
Republic of Uzbekistan, 3.7%, 11/25/2030		$12,059,000	11,273,937
Republic of Uzbekistan, 3.9%, 10/19/2031		17,311,000	16,070,547

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Uzbekistan – continued
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)	$18,272,000	$19,629,077
Uzbek Industrial & Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)	10,308,000	11,211,107
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)	10,160,000	9,880,185
Uzbekneftegaz JSC (Republic of Uzbekistan), 8.75%, 5/07/2030	4,534,000	4,903,663
		$178,707,704
Venezuela – 1.1%
Corporacion Andina de Fomento, 6.75%, 12/17/2173 (n)	$16,925,000	$17,475,106
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)	21,820,000	7,911,932
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)	37,476,000	16,024,737
Republic of Venezuela, 11.95%, 8/05/2031 (a)(d)	21,848,000	9,560,685
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	61,397,500	23,337,190
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	14,518,000	5,518,292
		$79,827,942
Vietnam – 0.1%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	$5,370,283	$5,358,053
Zambia – 0.4%
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	$17,608,000	$18,894,455
Republic of Zambia, 5.75%, 6/30/2033	11,389,247	11,130,654
		$30,025,109
Total Bonds (Identified Cost, $6,855,637,907)		$7,281,170,411
Common Stocks – 0.0%
United Kingdom – 0.0%
Petra Diamonds Ltd. (a) (Identified Cost, $358,234)	358,234	$73,529
Mutual Funds (h) – 4.0%
Money Market Funds – 4.0%
MFS Institutional Money Market Portfolio, 3.73% (v) (Identified Cost, $300,724,912)	300,721,450	$300,781,594
Other Assets, Less Liabilities – (0.0)%		(642,868)
Net Assets – 100.0%		$7,581,382,666

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $300,781,594 and
$7,281,243,940, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$3,584,104,308, representing 47.3% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/09/21-10/15/21	$9,399,610	$5,813,441
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 1/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	77,517,547	USD	14,115,915	Citibank N.A.	2/03/2026	$613,560
BRL	37,888,882	USD	7,024,916	Citibank N.A.	5/05/2026	28,217
BRL	246,970,936	USD	44,902,263	JPMorgan Chase Bank N.A.	2/03/2026	2,025,852
CLP	16,938,829,671	USD	18,636,626	Goldman Sachs International	2/19/2026	744,693
CNH	190,003,778	USD	27,376,488	Goldman Sachs International	4/17/2026	36,605
COP	55,547,720,335	USD	14,816,677	Citibank N.A.	2/09/2026	191,295
CZK	162,089,984	USD	7,759,957	Goldman Sachs International	4/17/2026	140,512
EUR	30,984,344	USD	36,533,001	Citibank N.A.	4/17/2026	320,451
EUR	13,529,744	USD	15,819,503	JPMorgan Chase Bank N.A.	4/17/2026	273,068
EUR	8,374,233	USD	9,795,739	Morgan Stanley Capital Services LLC	4/17/2026	164,756
HUF	150,097,217	USD	449,749	State Street Corp.	4/17/2026	14,460
MYR	126,650,292	USD	31,175,456	Barclays Bank PLC	4/15/2026	1,002,152
TRY	409,884,813	USD	8,843,349	Barclays Bank PLC	4/17/2026	73,941
TRY	319,878,111	USD	6,951,266	Goldman Sachs International	4/17/2026	7,874
TRY	405,272,481	USD	8,742,423	JPMorgan Chase Bank N.A.	4/17/2026	74,524
TRY	815,157,294	USD	17,579,032	Merrill Lynch International	4/17/2026	155,204
USD	14,821,427	BRL	77,517,547	Citibank N.A.	2/03/2026	91,952
USD	26,364,661	BRL	137,889,813	Goldman Sachs International	2/03/2026	163,566
USD	25,901,611	BRL	137,889,813	Goldman Sachs International	5/05/2026	232,995

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	47,221,074	BRL	246,970,937	JPMorgan Chase Bank N.A.	2/03/2026	$292,959
USD	9,891,859	PEN	33,256,430	Barclays Bank PLC	4/23/2026	38,201
USD	30,543,361	PEN	102,570,450	Citibank N.A.	4/23/2026	152,422
						$6,839,259
Liability Derivatives
BRL	242,553,458	USD	46,376,448	Barclays Bank PLC	2/03/2026	$(287,719)
BRL	86,991,105	USD	16,632,781	Citibank N.A.	2/03/2026	(103,189)
BRL	188,694,045	USD	36,162,423	Goldman Sachs International	2/03/2026	(307,776)
BRL	82,029,502	USD	15,684,117	JPMorgan Chase Bank N.A.	2/03/2026	(97,304)
EUR	12,166,715	USD	14,696,933	HSBC Bank	4/17/2026	(225,578)
EUR	6,429,056	USD	7,702,011	JPMorgan Chase Bank N.A.	4/17/2026	(55,153)
HUF	2,337,121,960	USD	7,260,120	Barclays Bank PLC	4/17/2026	(32,037)
HUF	6,083,816,176	USD	18,861,037	Merrill Lynch International	4/17/2026	(45,448)
INR	4,233,353,063	USD	45,874,093	Barclays Bank PLC	4/30/2026	(148,896)
MYR	59,697,055	USD	15,232,726	Barclays Bank PLC	4/15/2026	(65,699)
PEN	110,474,000	USD	32,846,857	JPMorgan Chase Bank N.A.	4/23/2026	(114,149)
PEN	25,128,000	USD	7,468,569	Morgan Stanley Capital Services LLC	2/27/2026	(14,738)
USD	44,197,703	BRL	242,553,458	Barclays Bank PLC	2/03/2026	(1,891,026)
USD	16,014,563	BRL	86,991,105	Citibank N.A.	2/03/2026	(515,028)
USD	9,378,666	BRL	50,804,232	Goldman Sachs International	2/03/2026	(274,887)
USD	14,933,461	BRL	82,029,502	JPMorgan Chase Bank N.A.	2/03/2026	(653,352)
USD	18,952,537	CLP	16,938,829,671	Goldman Sachs International	2/19/2026	(428,782)
USD	99,080	CZK	2,060,089	Citibank N.A.	4/17/2026	(1,331)
USD	14,967,550	EUR	12,797,604	Citibank N.A.	4/17/2026	(254,198)
USD	25,509,211	EUR	21,770,255	JPMorgan Chase Bank N.A.	4/17/2026	(384,803)
USD	26,073,077	EUR	22,262,863	Morgan Stanley Capital Services LLC	4/17/2026	(406,856)
USD	462,940,227	EUR	395,815,127	State Street Corp.	4/17/2026	(7,850,878)
USD	7,915,934	HUF	2,619,800,979	Goldman Sachs International	4/17/2026	(186,397)
USD	11,325,168	HUF	3,742,967,971	HSBC Bank	4/17/2026	(250,814)
USD	16,184,389	MYR	65,498,225	Barclays Bank PLC	4/15/2026	(456,522)
USD	36,634,235	PLN	132,147,378	Barclays Bank PLC	4/17/2026	(555,995)
USD	53,059,622	ZAR	874,931,948	Merrill Lynch International	4/17/2026	(814,613)
						$(16,423,168)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	3,148	$478,263,842	March – 2026	$931,096
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	489	$56,296,125	March – 2026	$(1,071,555)
U.S. Treasury Note 10 yr	Long	USD	666	74,477,531	March – 2026	(990,790)
U.S. Treasury Note 5 yr	Long	USD	1,717	187,032,275	March – 2026	(1,387,709)
U.S. Treasury Ultra Note 10 yr	Long	USD	1,633	186,417,156	March – 2026	(1,604,418)
						$(5,054,472)

MFS Emerging Markets Debt Fund
Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/29	USD	14,868,000	Barclays Bank PLC	(1)	1.00% / Quarterly	$(538,136)	$538,783	$647
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by Federative Republic of Brazil, 5.625%, 1/07/2041, a BB rated bond. The fund entered into the contract to buy issuer protection.
At January 31, 2026, the fund had cash collateral of $4,902,000 and other liquid securities collateral with an aggregate value of $22,121,086 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $6,855,996,141)	$7,281,243,940
Investments in affiliated issuers, at value (identified cost, $300,724,912)	300,781,594
Cash	16,647,109
Foreign currency, at value (identified cost, $20,574,508)	20,605,233
Restricted cash for
Uncleared derivatives	4,902,000
Receivables for
Forward foreign currency exchange contracts	6,839,259
Net daily variation margin on open futures contracts	378,811
Investments sold	35,710,650
Fund shares sold	11,434,764
Interest	101,297,574
Uncleared swaps, at value (net of unamortized premiums paid, $538,783)	647
Other assets	34,192
Total assets	$7,779,875,773
Liabilities
Payables for
Distributions	$2,986,304
Forward foreign currency exchange contracts	16,423,168
Investments purchased	40,306,545
When-issued investments purchased	100,483,558
Fund shares reacquired	26,782,478
Payable to affiliates
Investment adviser	410,670
Administrative services fee	4,794
Shareholder servicing costs	1,569,027
Distribution and service fees	6,924
Payable for independent Trustees' compensation	26,338
Deferred foreign capital gains tax expense payable	9,327,254
Accrued expenses and other liabilities	166,047
Total liabilities	$198,493,107
Net assets	$7,581,382,666
Net assets consist of
Paid-in capital	$9,196,439,024
Total distributable earnings (loss)	(1,615,056,358)
Net assets	$7,581,382,666
Shares of beneficial interest outstanding	593,331,102

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$228,345,492	17,912,722	$12.75
Class B	243,005	21,199	11.46
Class C	9,415,241	752,890	12.51
Class I	4,179,005,770	327,368,497	12.77
Class R1	539,413	41,945	12.86
Class R2	8,350,477	650,306	12.84
Class R3	49,532,758	3,866,594	12.81
Class R4	46,094,661	3,599,333	12.81
Class R6	3,059,855,849	239,117,616	12.80

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Statement of Assets and Liabilities - continued
(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.32 [100 / 95.75 x $12.75]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 1/31/26 (unaudited) Net investment income (loss)
Income
Interest	$236,092,732
Dividends from affiliated issuers	6,155,568
Other	1,077,918
Foreign taxes withheld	(1,028,296)
Total investment income	$242,297,922
Expenses
Management fee	$25,497,639
Distribution and service fees	424,667
Shareholder servicing costs	2,608,369
Administrative services fee	277,439
Independent Trustees' compensation	77,175
Custodian fee	226,818
Shareholder communications	342,832
Audit and tax fees	49,890
Legal fees	18,738
Miscellaneous	216,151
Total expenses	$29,739,718
Reduction of expenses by investment adviser and distributor	(519,852)
Net expenses	$29,219,866
Net investment income (loss)	$213,078,056
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$108,190,077
Affiliated issuers	18,346
Futures contracts	4,462,561
Swap agreements	(146,318)
Forward foreign currency exchange contracts	(2,879,437)
Foreign currency	864,003
Net realized gain (loss)	$110,509,232
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $513,821 increase in deferred foreign capital gains tax)	$236,505,850
Affiliated issuers	34,874
Futures contracts	(6,082,045)
Swap agreements	(127,694)
Forward foreign currency exchange contracts	(20,486,984)
Translation of assets and liabilities in foreign currencies	382,351
Net unrealized gain (loss)	$210,226,352
Net realized and unrealized gain (loss)	$320,735,584
Change in net assets from operations	$533,813,640
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25
Change in net assets
From operations
Net investment income (loss)	$213,078,056	$417,861,520
Net realized gain (loss)	110,509,232	(145,549,925)
Net unrealized gain (loss)	210,226,352	299,752,212
Change in net assets from operations	$533,813,640	$572,063,807
Total distributions to shareholders	$(206,810,874)	$(433,681,941)
Change in net assets from fund share transactions	$(134,191,866)	$84,841,846
Total change in net assets	$192,810,900	$223,223,712
Net assets
At beginning of period	7,388,571,766	7,165,348,054
At end of period	$7,581,382,666	$7,388,571,766
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$12.19	$11.98	$11.69	$11.69	$14.93	$14.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.67	$0.63	$0.60	$0.54	$0.51
Net realized and unrealized gain (loss)	0.55	0.23	0.43	0.19	(3.18)	0.24
Total from investment operations	$0.89	$0.90	$1.06	$0.79	$(2.64)	$0.75
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.69)	$(0.77)	$(0.79)	$(0.60)	$(0.55)
Net asset value, end of period (x)	$12.75	$12.19	$11.98	$11.69	$11.69	$14.93
Total return (%) (r)(s)(t)(x)	7.35 (n)	7.71	9.46	7.07	(18.12)	5.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07 (a)	1.08	1.07	1.07	1.06	1.07
Expenses after expense reductions	1.05 (a)	1.07	1.06	1.06	1.05	1.06
Net investment income (loss)	5.36 (a)	5.52	5.36	5.25	3.94	3.42
Portfolio turnover rate	45 (n)	69	58	52	52	56
Net assets at end of period (000 omitted)	$228,345	$216,320	$307,936	$282,355	$315,618	$431,359

Class B	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$11.24	$11.48	$11.46	$11.56	$14.87	$14.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.58	$0.55	$0.52	$0.43	$0.41
Net realized and unrealized gain (loss)	0.21	(0.22)(g)	0.16 (g)	0.08 (g)	(3.24)	0.15 (g)
Total from investment operations	$0.50	$0.36	$0.71	$0.60	$(2.81)	$0.56
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.60)	$(0.69)	$(0.70)	$(0.50)	$(0.44)
Net asset value, end of period (x)	$11.46	$11.24	$11.48	$11.46	$11.56	$14.87
Total return (%) (r)(s)(t)(x)	4.30 (n)	2.94	6.25	5.37	(19.32)	3.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82 (a)	1.83	1.82	1.82	1.82	1.82
Expenses after expense reductions	1.80 (a)	1.82	1.81	1.81	1.80	1.81
Net investment income (loss)	4.60 (a)	4.79	4.73	4.49	3.15	2.70
Portfolio turnover rate	45 (n)	69	58	52	52	56
Net assets at end of period (000 omitted)	$243	$348	$716	$1,480	$2,183	$4,286

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$11.95	$11.76	$11.50	$11.54	$14.83	$14.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.58	$0.54	$0.52	$0.43	$0.41
Net realized and unrealized gain (loss)	0.55	0.21	0.41	0.14 (g)	(3.22)	0.13 (g)
Total from investment operations	$0.84	$0.79	$0.95	$0.66	$(2.79)	$0.54
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.60)	$(0.69)	$(0.70)	$(0.50)	$(0.44)
Net asset value, end of period (x)	$12.51	$11.95	$11.76	$11.50	$11.54	$14.83
Total return (%) (r)(s)(t)(x)	7.05 (n)	6.79	8.44	5.92	(19.24)	3.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82 (a)	1.83	1.82	1.82	1.82	1.82
Expenses after expense reductions	1.80 (a)	1.82	1.81	1.81	1.80	1.81
Net investment income (loss)	4.60 (a)	4.76	4.64	4.50	3.16	2.70
Portfolio turnover rate	45 (n)	69	58	52	52	56
Net assets at end of period (000 omitted)	$9,415	$9,658	$12,478	$14,780	$18,289	$31,537

Class I	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$12.22	$11.98	$11.70	$11.69	$14.93	$14.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.69	$0.65	$0.63	$0.57	$0.55
Net realized and unrealized gain (loss)	0.54	0.27	0.43	0.19	(3.18)	0.23
Total from investment operations	$0.89	$0.96	$1.08	$0.82	$(2.61)	$0.78
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.72)	$(0.80)	$(0.81)	$(0.63)	$(0.59)
Net asset value, end of period (x)	$12.77	$12.22	$11.98	$11.70	$11.69	$14.93
Total return (%) (r)(s)(t)(x)	7.38 (n)	8.24	9.63	7.42	(17.91)	5.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82 (a)	0.83	0.82	0.82	0.81	0.82
Expenses after expense reductions	0.80 (a)	0.82	0.81	0.81	0.80	0.81
Net investment income (loss)	5.59 (a)	5.75	5.61	5.51	4.19	3.66
Portfolio turnover rate	45 (n)	69	58	52	52	56
Net assets at end of period (000 omitted)	$4,179,006	$4,145,514	$4,212,646	$4,032,436	$4,294,440	$5,960,448

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$12.31	$12.06	$11.76	$11.75	$15.00	$14.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.57	$0.54	$0.52	$0.44	$0.40
Net realized and unrealized gain (loss)	0.54	0.28	0.45	0.19	(3.19)	0.22
Total from investment operations	$0.83	$0.85	$0.99	$0.71	$(2.75)	$0.62
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.60)	$(0.69)	$(0.70)	$(0.50)	$(0.44)
Net asset value, end of period (x)	$12.86	$12.31	$12.06	$11.76	$11.75	$15.00
Total return (%) (r)(s)(t)(x)	6.82 (n)	7.25	8.72	6.36	(18.71)	4.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82 (a)	1.84	1.82	1.82	1.82	1.82
Expenses after expense reductions	1.80 (a)	1.82	1.81	1.81	1.80	1.81
Net investment income (loss)	4.60 (a)	4.73	4.60	4.52	3.22	2.69
Portfolio turnover rate	45 (n)	69	58	52	52	56
Net assets at end of period (000 omitted)	$539	$512	$386	$325	$305	$333

Class R2	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$12.29	$12.05	$11.76	$11.75	$15.00	$14.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.64	$0.60	$0.58	$0.50	$0.48
Net realized and unrealized gain (loss)	0.53	0.26	0.44	0.19	(3.18)	0.23
Total from investment operations	$0.86	$0.90	$1.04	$0.77	$(2.68)	$0.71
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.66)	$(0.75)	$(0.76)	$(0.57)	$(0.52)
Net asset value, end of period (x)	$12.84	$12.29	$12.05	$11.76	$11.75	$15.00
Total return (%) (r)(s)(t)(x)	7.09 (n)	7.69	9.17	6.89	(18.30)	4.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.32 (a)	1.34	1.32	1.32	1.32	1.32
Expenses after expense reductions	1.30 (a)	1.32	1.31	1.31	1.30	1.31
Net investment income (loss)	5.10 (a)	5.25	5.11	5.01	3.70	3.19
Portfolio turnover rate	45 (n)	69	58	52	52	56
Net assets at end of period (000 omitted)	$8,350	$9,570	$9,847	$9,327	$9,831	$12,688

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$12.26	$12.02	$11.73	$11.72	$14.96	$14.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.66	$0.63	$0.61	$0.54	$0.51
Net realized and unrealized gain (loss)	0.54	0.27	0.43	0.19	(3.18)	0.26
Total from investment operations	$0.88	$0.93	$1.06	$0.80	$(2.64)	$0.77
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.69)	$(0.77)	$(0.79)	$(0.60)	$(0.56)
Net asset value, end of period (x)	$12.81	$12.26	$12.02	$11.73	$11.72	$14.96
Total return (%) (r)(s)(t)(x)	7.23 (n)	7.97	9.45	7.16	(18.08)	5.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07 (a)	1.08	1.07	1.07	1.07	1.07
Expenses after expense reductions	1.05 (a)	1.07	1.06	1.06	1.05	1.06
Net investment income (loss)	5.35 (a)	5.50	5.37	5.27	3.96	3.42
Portfolio turnover rate	45 (n)	69	58	52	52	56
Net assets at end of period (000 omitted)	$49,533	$51,194	$47,044	$37,811	$32,029	$36,080

Class R4	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$12.25	$12.01	$11.73	$11.71	$14.96	$14.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.70	$0.65	$0.64	$0.57	$0.55
Net realized and unrealized gain (loss)	0.54	0.26	0.43	0.20	(3.18)	0.24
Total from investment operations	$0.90	$0.96	$1.08	$0.84	$(2.61)	$0.79
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.72)	$(0.80)	$(0.82)	$(0.64)	$(0.59)
Net asset value, end of period (x)	$12.81	$12.25	$12.01	$11.73	$11.71	$14.96
Total return (%) (r)(s)(t)(x)	7.46 (n)	8.23	9.63	7.52	(17.94)	5.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82 (a)	0.83	0.82	0.82	0.82	0.82
Expenses after expense reductions	0.80 (a)	0.82	0.81	0.81	0.80	0.81
Net investment income (loss)	5.60 (a)	5.76	5.61	5.51	4.23	3.68
Portfolio turnover rate	45 (n)	69	58	52	52	56
Net assets at end of period (000 omitted)	$46,095	$43,113	$45,574	$50,981	$36,790	$40,988

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$12.25	$12.01	$11.72	$11.72	$14.96	$14.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.71	$0.67	$0.65	$0.59	$0.56
Net realized and unrealized gain (loss)	0.54	0.26	0.43	0.18	(3.18)	0.24
Total from investment operations	$0.90	$0.97	$1.10	$0.83	$(2.59)	$0.80
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.73)	$(0.81)	$(0.83)	$(0.65)	$(0.61)
Net asset value, end of period (x)	$12.80	$12.25	$12.01	$11.72	$11.72	$14.96
Total return (%) (r)(s)(t)(x)	7.43 (n)	8.35	9.84	7.45	(17.77)	5.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71 (a)	0.73	0.71	0.71	0.69	0.71
Expenses after expense reductions	0.69 (a)	0.71	0.70	0.70	0.68	0.69
Net investment income (loss)	5.70 (a)	5.85	5.71	5.62	4.32	3.75
Portfolio turnover rate	45 (n)	69	58	52	52	56
Net assets at end of period (000 omitted)	$3,059,856	$2,912,344	$2,528,722	$2,256,558	$2,322,980	$3,043,561

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Emerging Markets Debt Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$73,529	$—	$—	$73,529
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	114,475,148	—	114,475,148
Non - U.S. Sovereign Debt	—	5,839,628,876	—	5,839,628,876
U.S. Corporate Bonds	—	9,664,488	—	9,664,488
Foreign Bonds	—	1,317,401,899	—	1,317,401,899
Investment Companies	300,781,594	—	—	300,781,594
Total	$300,855,123	$7,281,170,411	$—	$7,582,025,534

Other Financial Instruments
Futures Contracts – Assets	$931,096	$—	$—	$931,096
Futures Contracts – Liabilities	(5,054,472)	—	—	(5,054,472)
Forward Foreign Currency Exchange Contracts – Assets	—	6,839,259	—	6,839,259
Forward Foreign Currency Exchange Contracts – Liabilities	—	(16,423,168)	—	(16,423,168)
Swap Agreements – Assets	—	647	—	647
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$931,096	$(5,054,472)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	6,839,259	(16,423,168)
Credit	Uncleared Swap Agreements	647	—
Total		$7,771,002	$(21,477,640)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2026 as reported in the Statement of Operations:

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$4,462,561	$—	$—
Foreign Exchange	—	—	(2,879,437)
Credit	—	(146,318)	—
Total	$4,462,561	$(146,318)	$(2,879,437)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended January 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(6,082,045)	$—	$—
Foreign Exchange	—	—	(20,486,984)
Credit	—	(127,694)	—
Total	$(6,082,045)	$(127,694)	$(20,486,984)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the  Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At January 31, 2026, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, derivative transactions, and foreign taxes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/25
Ordinary income (including any short-term capital gains)	$433,681,941
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/26
Cost of investments	$7,297,359,665
Gross appreciation	357,929,474
Gross depreciation	(73,263,605)
Net unrealized appreciation (depreciation)	$284,665,869
As of 7/31/25
Undistributed ordinary income	4,499,832
Capital loss carryforwards	(1,921,890,807)
Other temporary differences	(43,508,971)
Net unrealized appreciation (depreciation)	18,840,822
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of July 31, 2025, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(397,335,459)
Long-Term	(1,524,555,348)
Total	$(1,921,890,807)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/26	Year ended 7/31/25
Class A	$5,848,307	$14,772,718
Class B	7,667	27,393
Class C	223,008	576,651
Class I	115,628,468	247,097,841
Class R1	11,614	21,661
Class R2	230,356	513,606
Class R3	1,339,136	2,758,554
Class R4	1,229,996	2,642,185
Class R6	82,292,322	165,271,332
Total	$206,810,874	$433,681,941
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $7.5 billion	0.65%
In excess of $7.5 billion and up to $12.5 billion	0.60%
In excess of $12.5 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2026. For the six months ended January 31, 2026, this management fee reduction amounted to $519,814, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2026 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,975 for the six months ended January 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$282,181
Class B	0.75%	0.25%	1.00%	1.00%	1,725
Class C	0.75%	0.25%	1.00%	1.00%	50,210
Class R1	0.75%	0.25%	1.00%	1.00%	2,616
Class R2	0.25%	0.25%	0.50%	0.50%	23,324
Class R3	—	0.25%	0.25%	0.25%	64,611
Total Distribution and Service Fees					$424,667
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2026 based on each class's average daily net assets.   MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended January 31, 2026, this rebate amounted to $34, $1, and $3 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2026, were as follows:
Amount
Class A	$4,803
Class C	49
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2026, the fee was $85,902, which equated to 0.0023% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,522,467.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended January 31, 2026 was equivalent to an annual effective rate of 0.0073% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	5	$65
8/19/2024	Redemption	Class R2	3	36
8/19/2024	Redemption	Class R3	3	35
8/19/2024	Redemption	Class R4	5	61
(4) Portfolio Securities
For the six months ended January 31, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$124,241,190	$332,176,499
Non-U.S. Government securities	3,026,396,843	3,059,761,789
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/26		Year ended 7/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,432,379	$30,550,059	7,622,784	$92,095,508
Class B	—	—	675	8,141
Class C	58,238	737,422	107,190	1,303,124
Class I	34,705,392	436,060,964	81,406,269	979,825,577
Class R1	2,147	27,182	16,558	195,216
Class R2	38,303	483,002	128,385	1,555,440
Class R3	293,871	3,706,120	755,628	9,155,754
Class R4	196,008	2,460,575	416,413	5,031,124
Class R6	30,544,834	384,399,891	60,634,180	732,808,933
	68,271,172	$858,425,215	151,088,082	$1,821,978,817
Shares issued to shareholders in reinvestment of distributions
Class A	436,510	$5,517,104	993,948	$12,038,375
Class B	604	7,663	2,243	27,325
Class C	17,016	215,714	45,813	556,799
Class I	8,556,709	107,790,375	19,491,826	235,446,402
Class R1	914	11,596	1,782	21,661
Class R2	18,166	230,329	42,232	513,579
Class R3	105,922	1,339,119	227,452	2,756,400
Class R4	97,286	1,229,869	217,826	2,640,356
Class R6	5,694,116	71,910,145	11,542,564	139,645,731
	14,927,243	$188,251,914	32,565,686	$393,646,628

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/26		Year ended 7/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,694,748)	$(33,917,105)	(16,590,610)	$(199,734,948)
Class B	(10,330)	(131,036)	(34,323)	(418,297)
Class C	(130,709)	(1,655,871)	(405,361)	(4,918,141)
Class I	(55,172,848)	(693,985,177)	(113,292,242)	(1,362,257,624)
Class R1	(2,678)	(33,696)	(8,754)	(105,122)
Class R2	(184,763)	(2,345,355)	(209,492)	(2,538,660)
Class R3	(707,904)	(8,949,208)	(721,925)	(8,720,064)
Class R4	(212,061)	(2,673,363)	(909,987)	(11,020,399)
Class R6	(34,882,176)	(437,178,184)	(45,000,266)	(541,070,344)
	(93,998,217)	$(1,180,868,995)	(177,172,960)	$(2,130,783,599)
Net change
Class A	174,141	$2,150,058	(7,973,878)	$(95,601,065)
Class B	(9,726)	(123,373)	(31,405)	(382,831)
Class C	(55,455)	(702,735)	(252,358)	(3,058,218)
Class I	(11,910,747)	(150,133,838)	(12,394,147)	(146,985,645)
Class R1	383	5,082	9,586	111,755
Class R2	(128,294)	(1,632,024)	(38,875)	(469,641)
Class R3	(308,111)	(3,903,969)	261,155	3,192,090
Class R4	81,233	1,017,081	(275,748)	(3,348,919)
Class R6	1,356,774	19,131,852	27,176,478	331,384,320
	(10,799,802)	$(134,191,866)	6,480,808	$84,841,846
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and the MFS Growth Allocation Fund were the owners of record of approximately 3% and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund’s Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2026, the fund’s commitment fee and interest expense were $17,509 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended January 31, 2026:

MFS Emerging Markets Debt Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$300,018,364	$1,574,666,151	$1,573,956,141	$18,346	$34,874	$300,781,594

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,155,568	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Debt Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Debt Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Debt Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   March 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  March 18, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  March 18, 2026

*  Print name and title of each signing officer under his or her signature.